The Gabelli Global Financial Services Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Automobiles — 6.7%
9,500	Daimler AG†	$385,783
4,000	Toyota Motor Corp., ADR	502,520

		888,303

	Banks — 24.6%
23,050	CIT Group Inc.	477,827
125,200	Commerzbank AG†	558,004
46,200	Credit Suisse Group AG, ADR	476,322
112,400	Dah Sing Financial Holdings Ltd.	314,700
22,300	Japan Post Bank Co. Ltd.	165,636
16,000	Shinhan Financial Group Co. Ltd., ADR	384,960
28,100	Shinsei Bank Ltd.	337,798
8,450	State Street Corp.	536,997

		3,252,244

	Consumer Finance — 6.0%
22,600	Ally Financial Inc.	448,158
5,400	Capital One Financial Corp.	337,986

		786,144

	Diversified Banks — 17.8%
261,000	Barclays plc	370,039
11,650	Citigroup Inc.	595,315
42,800	Credit Agricole SA†	405,265
232,000	Royal Bank of Scotland Group plc	349,564
13,810	Societe Generale SA†	229,629
72,500	Standard Chartered plc	395,361

		2,345,173

	Homebuilders — 6.7%
3,090	Cavco Industries Inc.†	595,907

Shares		Market Value
20,009	Legacy Housing Corp.†	$284,528

		880,435

	Institutional Brokerage — 6.7%
84,000	Daiwa Securities Group Inc.	349,848
34,110	Jefferies Financial Group Inc.	530,411

		880,259

	Institutional Trust, Fiduciary, and Custody — 4.9%
16,750	The Bank of New York Mellon Corp.	647,387

	Investment Management — 17.7%
5,450	Diamond Hill Investment Group Inc.	619,501
25,650	Franklin Resources Inc.	537,881
27,600	Janus Henderson Group plc	584,016
38,800	Waddell & Reed Financial Inc., Cl. A	601,788

		2,343,186

	Life Insurance — 8.9%
191,040	Aegon NV	569,420
18,038	NN Group NV	605,941

		1,175,361

	TOTAL COMMON STOCKS	13,198,492

	TOTAL INVESTMENTS — 100.0% (Cost $16,721,967)	$13,198,492

†	Non-income producing security.
ADR	American Depositary Receipt

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